Segment Reporting - Schedule of Segment Reporting Information For the Period (Detail) - Hoya Intermediate, LLC - USD ($) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues	$ 139,538	$ (7,082)		$ 279,150	$ 33,682	$ 35,077	$ 468,925
Cost of revenues (exclusive of depreciation and amortization shown separately below)	30,475	379		54,386	22,310	24,690	106,003
Marketing and selling	50,371	1,511		104,748	35,092	38,121	178,446
Contribution margin	58,692	(8,972)		120,016	(23,720)	(27,734)	184,476
General and administrative expenses	42,509	12,854		87,486	53,452	66,199	101,335
Depreciation and amortization	711	80		1,506	48,057	48,247	93,078
Impairment charges			$ 573,838	0	573,838	573,838	0
(Loss) income from operations	15,472	(21,906)		31,024	(699,067)	(716,018)	(9,937)
Interest expense — net	17,319	18,310		50,477	41,076	57,482	41,497
Loss on extinguishment of debt				0	685	685	2,414
Net loss	(1,847)	(40,216)		(19,453)	(740,828)	(774,185)	(53,848)
Marketplace Segment [Member]
Segment Reporting Information [Line Items]
Revenues	120,465	(5,832)		247,106	23,111	23,281	403,645
Cost of revenues (exclusive of depreciation and amortization shown separately below)	15,694	949		32,101	12,497	13,741	52,857
Marketing and selling	50,371	1,511		104,748	35,092	38,121	178,446
Contribution margin	54,400	(8,292)		110,257	(24,478)	(28,581)	172,342
Resale Segment [Member]
Segment Reporting Information [Line Items]
Revenues	19,073	(1,250)		32,044	10,571	11,796	65,280
Cost of revenues (exclusive of depreciation and amortization shown separately below)	14,781	(570)		22,285	9,813	10,949	53,146
Contribution margin	$ 4,292	$ (680)		$ 9,759	$ 758	$ 847	$ 12,134